Fees to auditors (Tables)	12 Months Ended
Dec. 31, 2020
Fees to auditors
Schedule of fees to independent registered public accounting firm

	December 31,
	2020	2019
	(USD in thousands)
Audit fees	$308	$73
Audit related fees	119	—
Other fees	253	—
Total fees	$680	$73